Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,368,221	2,369,449	19,224,708
Common stock, shares outstanding	2,368,221	2,369,449	19,224,708